Operating Expenses, Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Consolidated Operating Expense

Consolidated operating expenses during 2018, 2017 and 2016 by function are as follows:

		2018	2017	2016
Administrative expenses[1]	Ps	22,387	21,053	20,733
Selling expenses		6,315	6,429	6,945
Distribution and logistics expenses		31,992	28,485	26,235

	Ps	60,694	55,967	53,913

1

All significant R&D activities are executed by several internal areas as part of their daily activities. In 2018, 2017 and 2016, total combined expenses of these departments recognized within administrative expenses were Ps758 (US$38), Ps754 (US$38) and Ps712 (US$38), respectively.

Summary of Depreciation and Amortization Recognized

Depreciation and amortization recognized during 2018, 2017 and 2016 are detailed as follows:

		2018	2017	2016
Included in cost of sales	Ps	14,181	14,143	14,177
Included in administrative, selling and distribution and logistics expenses		1,889	1,845	1,810

	Ps	16,070	15,988	15,987